UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grand-Jean Capital Management, Inc.
Address:	One Market - Steuart Tower
		Suite 2600
		San Francisco, CA  94105

Form 13F File Number:	28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Crystal Smolinski
Title:	Chief Compliance Officer
Phone:	(415) 512-8512

Signature, Place and Date of Signing:



/s/ Crystal Smolinski		San Francisco, CA		August 12, 2005


Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		138,979 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

<Page

NAME OF ISSUER                  TITLE OF    CUSIP       VALUE       SHARES     SH/ PUT/  INV   OTHER     VOTING AUTH
                                CLASS                   X1000                  PRN CALL  DISC  MGR        SOLE  SHR NONE

Western Oil Sands             Common       959053109     9193         474250   SH        Sole             474250
Alliance Capital Management   Common       01855A101      300           6429   SH        Sole               6429
AMICAS Inc.                   Common       001712108     2592         572200   SH        Sole             572200
Chesapeake Energy Corp.       Common       165167107    10063         441375   SH        Sole             441375
Clarus Corp                   Common       182707109      166          20900   SH        Sole              20900
Comcast Corp (New) Class A    Common       20030N101      207           6752   SH        Sole               6752
Duratek, Inc.                 Common       26658Q102     5004         215878   SH        Sole             215878
Gannett Inc. Com              Common       364730101      392           5510   SH        Sole               5510
Liberty Media Intl. Cl A      Common       530719103     1836          39401   SH        Sole              39401
Packaging DynamiCommon Corp   Common       695160101     4440         317137   SH        Sole             317137
Royal Dtch                    Common       780257804      263           4053   SH        Sole               4053
Safeguard Hlth Ent New        Common       786444208      290             86   SH        Sole                 86
Sears Holding Corp            Common       812350106     5120          34163   SH        Sole              34163
Aramark                       Common        38521100     3404         128950   SH        Sole             128950
Arch Capital                  Common       G0450A105     7648         169763   SH        Sole             169763
Bank of America Corp          Common        60505104      336           7356   SH        Sole               7356
Berkshire Hathaway Cl B Inc   Common        84670207     6867           2467   SH        Sole               2467
BP plc                        Common        55622104      389           6236   SH        Sole               6236
Brown Forman Corp Class B     Common       115637209      314           5200   SH        Sole               5200
Capital Source Inc.           Common       14055X102     8455         430725   SH        Sole             430725
Cedar Fair Dep Unt. LP        Common       150185106      210           6530   SH        Sole               6530
Citigroup Inc.                Common       172967101     7349         158958   SH        Sole             158958
Coca Cola Com                 Common       191216100      277           6637   SH        Sole               6637
Comcast Corp Cl A Special N   Common       20030N200     8047         268690   SH        Sole             268690
Diebold Inc.                  Common       253651103     6480         143650   SH        Sole             143650
Emerson Electric Co.          Common       291011104      210           3349   SH        Sole               3349
Exxon Mobile Corp.            Common       30231G102     1093          19011   SH        Sole              19011
Federal Home Loan Mtg. Corp   Common       313400301     7541         115606   SH        Sole             115606
Foxhollow Techs Inc new       Common       35166A103     1761          46025   SH        Sole              46025
General Electric              Common       369604103      858          24754   SH        Sole              24754
GP Strategies                 Common       36255V104      777          95500   SH        Sole              95500
Intel Corp.                   Common       458140100      499          19164   SH        Sole              19164
International Business Mach   Common       459200101     1100          14831   SH        Sole              14831
Istar Financial Inc.          Common       45031U101     3824          91945   SH        Sole              91945
Johnson & Johnson Common      Common       478160104     2240          34460   SH        Sole              34460
La Quinta Properties Pfd A    Common       50419U202     1107          42909   SH        Sole              42909
Laidlaw International         Common       50730R102     1081          44850   SH        Sole              44850
Langer                        Common       515707107      330          50754   SH        Sole              50754
Liberty Media                 Common       530718105     1332         130695   SH        Sole             130695
Microsoft Inc.                Common       594918104      921          37060   SH        Sole              37060
Montpeleir Re Holdings        Common       G62185106     3083          89150   SH        Sole              89150
Office Depot                  Common       676220106     6260         274075   SH        Sole             274075
Pepsico Inc.                  Common       713448108      316           5851   SH        Sole               5851
Plains All American Pipelin   Common       726503105      239           5444   SH        Sole               5444
San Juan Basin Royalty Trus   Common       798241105      501          11944   SH        Sole              11944
Sun Microsystems Inc.         Common       866810104       55          14832   SH        Sole              14832
Tyco Intl. LTD New            Common       902124106     6802         232062   SH        Sole             232062
United Health Group           Common       91324P102     6468         124060   SH        Sole             124060
Wal Mart Stores Inc.          Common       931142103      237           4914   SH        Sole               4914
Walgreen Company              Common       931422109      305           6640   SH        Sole               6640
Wellsfargo & Co. New Del.     Common       949746101      397           6440   SH        Sole               6440



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